Antonio Aliberti
Managing Director
Securities Operations

CERT NYS

NYSE Group

06066458

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5891
aaliberti@nyse.com

1-33206

November 16, 2006

RECD S.E.C.
NOV 1 6 2006
1088

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, CAL DIVE INTERNATIONAL, INC., Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 16, 2006. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
APR 2 4 2007
THOMSON
FINANCIAL

END